HIGHLAND FUNDS II

(formerly Pyxis Funds II)

	Class A	Class C	Class R	Class Y
Highland Alpha Trend Strategies Fund (formerly Pyxis Alpha Trend Strategies Fund)	HATAX	HATCX	HATRX	HATYX

Highland Alternative Income Fund (formerly Pyxis Alternative Income Fund)	HHFAX	HHFCX	HHFRX	HHFYX

Highland Trend Following Fund (formerly Pyxis Trend Following Fund)	HTFAX	HTFCX	HTFRX	HTFYX

Highland Dividend Equity Fund (formerly, Pyxis Dividend Equity Fund)	HDFAX	HDFCX	HDFRX	HDFYX

Supplement dated October 21, 2013 to the Prospectus and Summary Prospectuses, each dated February 1, 2013, as supplemented and amended from time to time, for Highland Alpha Trend Strategies Fund, Highland Alternative Income Fund, Highland Trend Following Fund, and Highland Dividend Equity Fund

This Supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectuses.

Effective as of October 17, 2013, the redemption/exchange fee is eliminated with respect to shares of each of Highland Alpha Trend Strategies Fund, Highland Alternative Income Fund, Highland Dividend Equity Fund, and Highland Trend Following Fund.

Effective immediately, the shareholder fees table for the Highland Alpha Trend Strategies Fund under the heading “Fees and Expenses of the Fund” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None		None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00	%(1)	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None		None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None		None	None

(1)	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Effective immediately, the shareholder fees table for the Highland Alternative Income Fund under the heading “Fees and Expenses of the Fund” on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None		None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00	%(1)	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None		None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None		None	None

(1)	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Effective immediately, the shareholder fees table for the Highland Trend Following Fund under the heading “Fees and Expenses of the Fund” on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None		None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00	%(1)	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None		None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None		None	None

(1)	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Effective immediately, the shareholder fees table for the Highland Dividend Equity Fund under the heading “Fees and Expenses of the Fund” on page 22 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)	5.75%	None		None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00	%(1)	None	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None		None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None		None	None

(1)	The contingent deferred sales charge (“CDSC”) on Class C Shares is 1.00% for redemption of shares within the first year of purchase. There is no CDSC on Class C Shares thereafter.